Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Other Investments [Line Items]
Current portion		₨ 74,363	$ 892	₨ 56,018
Non-current portion		1,059	$ 13	660
Cost/Amortized Cost [member]
Other Investments [Line Items]
Current portion		71,747		55,623
Non-current portion		3,663		3,101
Cost/Amortized Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		37,943		37,635
Cost/Amortized Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		30,313		11,524
Cost/Amortized Cost [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		974		2,893
Cost/Amortized Cost [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		0		1,000
Cost/Amortized Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		2,312		2,328
Cost/Amortized Cost [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		174		214
Non-current portion	[1]	2,700		2,701
Cost/Amortized Cost [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		797		400
Cost/Amortized Cost [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		31		29
Non-current portion		166		0
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Current portion		2,616		395
Non-current portion		(2,604)		(2,441)
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		2,654		545
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		0		(6)
Unrealised gain/(loss) [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		(38)		(144)
Non-current portion	[1]	(2,451)		(2,419)
Unrealised gain/(loss) [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		(153)		(22)
Unrealised gain/(loss) [member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Current portion		74,363		56,018
Non-current portion		1,059		660
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		40,597		38,180
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		30,313		11,524
Fair value / amortized cost [Member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		974		2,893
Fair value / amortized cost [Member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		0		994
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		2,312		2,328
Fair value / amortized cost [Member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		136		70
Non-current portion	[1]	249		282
Fair value / amortized cost [Member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		644		378
Fair value / amortized cost [Member] | Investment in others [Member]
Other Investments [Line Items]
Current portion		31		29
Non-current portion		₨ 166		₨ 0

[1]	Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2024 and 2023, the Company has recognized an unrealized loss of Rs.2,451 and Rs.2,431, respectively, in the OCI for the fair value changes